As filed with the Securities and Exchange Commission on June 9, 2008

                                                  File No. 333-148759


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

   Pre-Effective Amendment No.                      [ ]

   Post-Effective Amendment No. 1                        [X]


                            Franklin Tax-Free Trust
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              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
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                 (Registrant's Area Code and Telephone Number)

                One Franklin Parkway, San Mateo, CA 94403-1906
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 (Address of Principal Executive Offices: Number, Street, City, State, and Zip
                                     Code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Bruce G. Leto, Esquire
                     Stradley, Ronon, Stevens & Young, LLP
                           2600 One Commerce Square
                          Philadelphia, PA 19103-7098


It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A shares of beneficial interest, with no par value, of Franklin Insured Tax-Free Income Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Part A and B are incorporated by reference to the electronic filing made on May 29, 2008, under the Accession No. 0000757010-08-000015.


                                       PART C
                                 OTHER INFORMATION


ITEM 15. INDEMNIFICATION

The Agreement and Declaration of Trust (the "Declaration") of FTFT-DE provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the "Delaware Act"). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

FTFT-DE shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 9(d), 12(a) and 16(a):

      (1)  Copies of the Charter of the Registrant as now in effect:

           (a) Agreement and Declaration of Trust of Franklin Tax-Free Trust, a Delaware statutory trust, dated October 18, 2006
                Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

           (b) Certificate of Trust of Franklin Tax-Free Trust, a Delaware Statutory Trust, dated October 18, 2006
                Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

      (2) Copies of the existing by-laws or corresponding instruments if the Registrant;

           (a) By-Laws of Franklin Tax-Free Trust, a Delaware statutory trust effective as of October 18, 2006
                Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

                Not Applicable.

      (4) Copies of the agreement of the acquisition, reorganization, merger, liquidation and any amendments to it;

           (a)  Plan of Reorganization dated February 19, 2008

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

           (a) Form of Management Agreement between Registrant and on behalf of the following Funds and Franklin Advisers, Inc.
                Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Double Tax-Free Income Fund, Franklin Florida Insured Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Insured Tax-Free Income Fund, Franklin Michigan Insured Tax-Free Income Fund, Franklin Minnesota Insured Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Insured Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

           (b) Form of Management Agreement between Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Advisers, Inc.
                Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

           (a) Form of Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc.
                Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

           (b) Form of Dealer Agreements between Franklin/Templeton Distributors, Inc., and
                Securities Dealers dated November 1, 2003
                Filing: Post-Effective Amendment No.34 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: June 28, 2004

           (c) Amendment to form of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
                Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

      (8) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                Not Applicable.

      (9) Copies of all custodian agreements and depository contracts under the Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including schedule of remuneration;

           (a) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: March 14, 1996

           (b) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: April 29, 1998

           (c)  Amendment dated February 27, 1998 to Master   Custody
                Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: December 23, 1998

           (d) Amendment dated May 1, 2008 to Exhibit A of the Master Custody Agreement between Registrant and the Bank of New York dated February 16, 1996

           (e) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 2-94222
                Filing Date: March 14, 1996

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to the implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

           (a) Form of Class A shares Distribution Plans pursuant to Rule 12b-1 on behalf of the, Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin
               Double Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin Federal Intermediate-Term
               Tax-Free Income Fund, Franklin Florida Insured Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund, Franklin Kentucky
               Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Insured Tax-Free Income Fund, Franklin Michigan Insured
               Tax-Free Income Fund, Franklin Minnesota Insured Tax-Free
               Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin
               New Jersey Tax-Free Income Fund, Franklin North Carolina
               Tax-Free Income Fund, Franklin Ohio Insured Tax-Free Income
               Fund, Franklin Oregon Tax-Free Income Fund, Franklin
               Pennsylvania Tax-Free Income Fund and Franklin Virginia
               Tax-Free Income Fund
               Filing: Post-Effective Amendment No. 39 to Registration
               Statement on Form N-1A
               File No. 002-94222
               Filing Date: June 27, 2007

          (b) Form of Class C shares Distribution Plan pursuant to Rule 12b-1 on behalf of the Franklin Alabama Tax-Free Income Fund, Franklin Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin
               Double Tax-Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Insured Tax-Free Income Fund, Franklin Michigan Insured Tax-Free Income Fund, Franklin Minnesota Insured Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Ohio Insured Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund, Franklin Pennsylvania Tax-Free Income Fund, Franklin Texas Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund
               Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
               File No. 002-94222
               Filing Date: June 27, 2007

          (c) Form of Class B Distribution Plan pursuant to Rule 12b-1 on behalf of Franklin Arizona Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund, Franklin Michigan Insured Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund, Franklin Ohio Insured Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund
               Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
               File No. 002-94222
               Filing Date: June 27, 2007

          (d) Form of Multiple Class Plan on behalf of Franklin Alabama Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Double Tax-Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Fund, Franklin Georgia Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Massachusetts Insured Tax-Free Income Fund, Franklin Minnesota Insured Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund
               Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
               File No. 002-94222
               Filing Date: June 27, 2007

          (e) Form of Multiple Class Plan on behalf of Franklin Arizona Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund, Franklin Double Tax-Free Income Fund, Franklin Michigan Insured Tax-Free Fund, Franklin New Jersey Tax-Free Income Fund, Franklin Ohio Insured Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund
               Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
               File No. 002-94222
               Filing Date: June 27, 2007

          (f) Form of Multiple Class Plan on behalf of Franklin High Yield Tax-Free Income Fund
               Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
               File No. 002-94222
               Filing Date: June 27, 2007


      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

           (a)  Opinion and Consent of Counsel dated June 27, 2007
                Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus

           (a) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders dated May 22, 2008

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are performed in whole or in part on or after the date of filing the registration statement;

           (a) Form of Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                File No. 002-94222
                Filing Date: June 27, 2007

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

           (a)  Consent of Independent Registered Public Accounting Firm
                Filing: Registration Statement on Form N-14AE
                File No. 333-148759
                Filing Date: January 18, 2008

      (15) All financial statements omitted pursuant to Item 14(a)(1);

                Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

           (a)  Power of Attorney dated May 20, 2008

      (17) Any additional exhibits which the Registrant may wish to file.

                Not Applicable.

ITEM 17.  UNDERTAKINGS

       (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

       (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 6th day of June, 2008.

                                  FRANKLIN TAX-FREE TRUST, a
                                  Delaware statutory trust

                                  By: /s/ DAVID P. GOSS
                                      David P. Goss
                                      Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*              Chief Executive Officer -
Rupert H. Johnson, Jr.               Investment Management
                                     Dated: June 6, 2008

GALEN G. VETTER*                     Chief Executive Officer -
Galen G. Vetter                      Finance and Administration
                                     Dated: June 6, 2008

LAURA L. FERGERSON                   Chief Financial Officer and
Laura L. Fergerson                   Chief Accounting Officer
                                     Dated: June 6, 2008

HARRIS J. ASHTON*                    Trustee
Harris J. Ashton                     Dated: June 6, 2008

ROBERT F. CARLSON*                   Trustee
Robert F. Carlson                    Dated: June 6, 2008

SAM GINN*                            Trustee
Sam Ginn                             Dated: June 6, 2008

EDITH E. HOLIDAY*                    Trustee
Edith E. Holiday                     Dated: June 6, 2008

CHARLES B. JOHNSON*                  Trustee
Charles B. Johnson                   Dated: June 6, 2008

GREGORY E. JOHNSON*                  Trustee
Gregory E. Johnson                   Dated: June 6, 2008

FRANK W. T. LAHAYE*                  Trustee
Frank W. T. LaHaye                   Dated: June 6, 2008

FRANK A. OLSON*                      Trustee
Frank A. Olson                       Dated: June 6, 2008

LARRY D. THOMPSON*                   Trustee
Larry D. Thompson                    Dated: June 6, 2008

JOHN B. WILSON*                      Trustee
John B. Wilson                       Dated: June 6, 2008


*By   /s/ DAVID P. GOSS
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney filed herewith)




                            FRANKLIN TAX-FREE TRUST
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.       DESCRIPTION                                 LOCATION

EX-99.(1)(a)      Agreement and Declaration of Trust dated       *
                  October 18, 2006

EX-99.(1)(b)      Certificate of Trust of Franklin Tax-Free      *
                  Trust, a Delaware Statutory Trust, dated
                  October 18, 2006

EX-99.(2)(a)      By-Laws                                        *

EX-99.(4)(a)      Plan of Reorganization dated February 19,   Attached
                  2008

EX-99.(6)(a)      Form of Management Agreement between           *
                  Registrant, on behalf of Franklin Alabama
                  Tax-Free Income Fund, Franklin Arizona
                  Tax-Free Income Fund, Franklin Colorado
                  Tax-Free Income Fund, Franklin
                  Connecticut Tax-Free Income Fund,
                  Franklin Double Tax-Free Income Fund,
                  Franklin Florida Insured Tax-Free Income
                  Fund, Franklin Florida Tax-Free Income
                  Fund, Franklin Georgia Tax-Free Income
                  Fund, Franklin High Yield Tax-Free Income
                  Fund, Franklin Kentucky Tax-Free Income
                  Fund, Franklin Insured Tax-Free Income
                  Fund, Franklin Louisiana Tax-Free Income
                  Fund, Franklin Maryland Tax-Free Income
                  Fund, Franklin Massachusetts Insured
                  Tax-Free Income Fund, Franklin Michigan
                  Insured Tax-Free Income Fund, Franklin
                  Minnesota Insured Tax-Free Income Fund,
                  Franklin Missouri Tax-Free Income Fund,
                  Franklin New Jersey Tax-Free Income Fund,
                  Franklin North Carolina Tax-Free Income
                  Fund, Franklin Ohio Insured Tax-Free
                  Income Fund, Franklin Oregon Tax-Free
                  Income Fund, Franklin Pennsylvania
                  Tax-Free Income Fund and Franklin
                  Virginia Tax-Free Income Fund and
                  Franklin Advisers, Inc.

EX-99.(6)(b)      Form of Management Agreement between           *
                  Registrant, on behalf of Franklin Federal
                  Limited-Term Tax-Free Income Fund and
                  Franklin Advisers, Inc.

EX-99.(7)(a)      Form of Distribution Agreement between         *
                  Registrant and Franklin/Templeton
                  Distributors, Inc.

EX-99.(7)(b)      Forms of Dealer Agreements Between             *
                  Franklin/Templeton Distributors, Inc.,
                  and Securities Dealers Dated November 1,
                  2003

EX-99.7(c)        Amendment to form of Dealer Agreements         *
                  between Franklin/Templeton Distributors,
                  Inc. and Securities Dealers dated
                  November 1, 2003

EX-99.(9)(a)      Master Custody Agreement between               *
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.(9)(b)      Amendment dated May 7, 1997 to Master          *
                  Custody Agreement between Registrant and
                  Bank of New York dated February 16, 1996

EX-99.(9)(c)      Amendment dated February 27, 1998 to           *
                  Master Custody Agreement between
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.(9)(d)      Amendment dated May 1, 2008, to Exhibit A   Attached
                  of the Master Custody Agreement between
                  Registrant and the Bank of New York dated
                  February 16, 1996

EX-99.(9)(e)      Terminal Link Agreement between                *
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.(10)(a)     Form of Class A Shares Distribution Plans      *
                  pursuant to Rule 12b-1 on behalf of
                  Franklin Alabama Tax-Free Income Fund,
                  Franklin Arizona Tax-Free Income Fund,
                  Franklin Colorado Tax-Free Income Fund,
                  Franklin Connecticut Tax-Free Income
                  Fund, Franklin Double Tax-Free Income
                  Fund, Franklin Federal Limited-Term
                  Tax-Free Income Fund, Franklin Federal
                  Intermediate-Term Tax-Free Income Fund,
                  Franklin Florida Insured Tax-Free Income
                  Fund, Franklin Florida Tax-Free Income
                  Fund, Franklin Georgia Tax-Free Income
                  Fund, Franklin High Yield Tax-Free Income
                  Fund, Franklin Insured Tax-Free Income
                  Fund, Franklin Kentucky Tax-Free Income
                  Fund, Franklin Louisiana Tax-Free Income
                  Fund, Franklin Maryland Tax-Free Income
                  Fund, Franklin Massachusetts Insured
                  Tax-Free Income Fund, Franklin Michigan
                  Insured Tax-Free Income Fund, Franklin
                  Minnesota Insured Tax-Free Income Fund,
                  Franklin Missouri Tax-Free Income Fund,
                  Franklin New Jersey Tax-Free Income Fund,
                  Franklin North Carolina Tax-Free Income
                  Fund, Franklin Ohio Insured Tax-Free
                  Income Fund, Franklin Oregon Tax-Free
                  Income Fund, Franklin Pennsylvania
                  Tax-Free Income Fund and Franklin
                  Virginia Tax-Free Income Fund

EX-99.(10)(b)     Form of Class C Shares Distribution Plan       *
                  pursuant to Rule 12b-1 on behalf of
                  Franklin Alabama Tax-Free Income Fund,
                  Franklin Arizona Tax-Free Income Fund,
                  Franklin Colorado Tax-Free Income Fund,
                  Franklin Connecticut Tax-Free Income
                  Fund, Franklin Double Tax-Free Income
                  Fund, Franklin Federal Intermediate-Term
                  Tax-Free Income Fund, Franklin Florida
                  Tax-Free Income Fund, Franklin Georgia
                  Tax-Free Income Fund, Franklin High Yield
                  Tax-Free Income Fund, Franklin Insured
                  Tax-Free Income Fund, Franklin Louisiana
                  Tax-Free Income Fund, Franklin Maryland
                  Tax-Free Income Fund, Franklin
                  Massachusetts Insured Tax-Free Income
                  Fund, Franklin Michigan Insured Tax-Free
                  Income Fund, Franklin Minnesota Insured
                  Tax-Free Income Fund, Franklin Missouri
                  Tax-Free Income Fund, Franklin New Jersey
                  Tax-Free Income Fund, Franklin North
                  Carolina Tax-Free Income Fund, Franklin
                  Ohio Insured Tax-Free Income Fund,
                  Franklin Oregon Tax-Free Income Fund,
                  Franklin Pennsylvania Tax-Free Income
                  Fund, Franklin Texas Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund


EX-99.(10)(c)     Form of Class B Distribution Plan              *
                  pursuant to Rule 12b-1 on behalf of
                  Franklin Arizona Tax-Free Income Fund,
                  Franklin Florida Tax-Free Income Fund,
                  Franklin High Yield Tax-Free Income Fund,
                  Franklin Insured Tax-Free Income Fund,
                  Franklin Michigan Insured Tax-Free Income
                  Fund, Franklin New Jersey Tax-Free Income
                  Fund, Franklin Ohio Insured Tax-Free
                  Income Fund and Franklin Pennsylvania
                  Tax-Free Income Fund

EX-99.(10)(d)     Form of Multiple Class Plan on behalf of       *
                  Franklin Alabama  Tax-Free Income Fund,
                  Franklin Colorado Tax-Free Income Fund,
                  Franklin Connecticut Tax-Free Income
                  Fund, Franklin Double Tax-Free Income
                  Fund, Franklin Federal Intermediate-Term
                  Tax-Free Fund, Franklin Georgia Tax-Free
                  Income Fund, Franklin Louisiana Tax-Free
                  Income Fund, Franklin Maryland Tax-Free
                  Income Fund, Franklin Massachusetts
                  Insured Tax-Free Income Fund, Franklin
                  Minnesota Insured Tax-Free Income Fund,
                  Franklin Missouri Tax-Free Income Fund,
                  Franklin North Carolina Tax-Free Income
                  Fund, Franklin Oregon Tax-Free Income
                  Fund and Franklin Virginia Tax-Free
                  Income Fund

EX-99.(10)(e)     Form of Multiple Class Plan on behalf of       *
                  Franklin Arizona Tax-Free Income Fund,
                  Franklin Florida Tax-Free Income Fund,
                  Franklin Insured Tax-Free Income Fund,
                  Franklin Double Tax-Free Income Fund,
                  Franklin Michigan Insured Tax-Free Fund,
                  Franklin New Jersey Tax-Free Income Fund,
                  Franklin Ohio Insured Tax-Free Income
                  Fund and Franklin Pennsylvania Tax-Free
                  Income Fund

EX-99.(10)(f)     Form of Multiple Class Plan on behalf of       *
                  Franklin High Yield Tax-Free Income Fund

EX-99.(11)(a)     Form of Subcontract for Fund                   *
                  Administrative Services between Franklin
                  Advisers, Inc. and Franklin Templeton
                  Services, LLC

EX-99.(11)(a)     Opinion and Consent of Counsel dated June      *
                  27, 2007

EX-99.(12)(a)     Opinion and Consent of Counsel Supporting   Attached
                  Tax Matters and Consequences to
                  Shareholders dated May 22, 2008

EX-99.(13)(a)     Form of Subcontract for Fund                   *
                  Administrative Services between Franklin
                  Advisers, Inc. and Franklin Templeton
                  Services, LLC

EX-99.(14)(a)     Consent of Independent Registered Public       *
                  Accounting Firm

EX-99.(16)(a)     Power of Attorney dated May 20, 2008        Attached

*Incorporated by Reference